LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–91.32%
Aerospace & Defense–2.70%
L3Harris Technologies, Inc.	129,230	$27,538,913
Lockheed Martin Corp.	7,826	3,559,812
RTX Corp.	193,592	18,881,028
		49,979,753
Auto Components–0.27%
Lear Corp.	33,920	4,914,330
		4,914,330
Automobiles–2.09%
Ford Motor Co.	452,659	6,011,312
General Motors Co.	718,689	32,592,546
		38,603,858
Banks–11.73%
Bank of America Corp.	226,640	8,594,189
Citigroup, Inc.	696,858	44,069,300
Citizens Financial Group, Inc.	456,894	16,580,683
Comerica, Inc.	67,205	3,695,603
Fifth Third Bancorp	140,355	5,222,610
First Citizens BancShares, Inc. Class A	19,138	31,290,630
First Horizon Corp.	270,619	4,167,533
FNB Corp.	180,361	2,543,090
Huntington Bancshares, Inc.	428,121	5,972,288
JPMorgan Chase & Co.	88,930	17,812,679
KeyCorp	464,168	7,338,496
Regions Financial Corp.	319,584	6,724,047
Truist Financial Corp.	189,209	7,375,367
U.S. Bancorp	131,035	5,857,264
United Bankshares, Inc.	68,359	2,446,569
Valley National Bancorp	224,319	1,785,579
Wells Fargo & Co.	779,737	45,193,556
		216,669,483
Beverages–0.99%
Coca-Cola Co.	61,665	3,772,665
Diageo PLC	86,211	3,183,271
Keurig Dr Pepper, Inc.	271,830	8,337,026
Pernod Ricard SA	18,547	3,000,414
		18,293,376
Biotechnology–0.27%
Gilead Sciences, Inc.	67,512	4,945,254
		4,945,254
Building Products–1.10%
Allegion PLC	69,674	9,385,785
Johnson Controls International PLC	167,589	10,946,913
		20,332,698
Capital Markets–3.25%
Carlyle Group, Inc.	11,555	542,045
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Charles Schwab Corp.	96,542	$6,983,848
Federated Hermes, Inc.	42,093	1,520,399
Franklin Resources, Inc.	140,042	3,936,581
Goldman Sachs Group, Inc.	16,825	7,027,634
Intercontinental Exchange, Inc.	91,131	12,524,133
Invesco Ltd.	223,032	3,700,101
Janus Henderson Group PLC	64,238	2,112,788
Lazard, Inc.	53,717	2,249,131
Raymond James Financial, Inc.	54,720	7,027,143
T Rowe Price Group, Inc.	46,221	5,635,264
UBS Group AG	221,623	6,816,901
		60,075,968
Chemicals–1.58%
Chemours Co.	71,234	1,870,605
FMC Corp.	62,378	3,973,478
Huntsman Corp.	78,387	2,040,414
International Flavors & Fragrances, Inc.	91,530	7,870,665
LyondellBasell Industries NV Class A	59,088	6,043,521
PPG Industries, Inc.	51,648	7,483,795
		29,282,478
Communications Equipment–1.05%
Cisco Systems, Inc.	388,579	19,393,978
		19,393,978
Consumer Finance–0.51%
American Express Co.	28,273	6,437,479
OneMain Holdings, Inc.	58,288	2,977,934
		9,415,413
Containers & Packaging–1.86%
International Paper Co.	170,257	6,643,428
Packaging Corp. of America	19,194	3,642,637
Sealed Air Corp.	478,789	17,810,951
Sonoco Products Co.	47,267	2,733,923
Westrock Co.	70,219	3,472,330
		34,303,269
Distributors–0.18%
Genuine Parts Co.	20,996	3,252,910
		3,252,910
Diversified Consumer Services–0.17%
H&R Block, Inc.	62,732	3,080,769
		3,080,769
Diversified Financial Services–3.08%
Equitable Holdings, Inc.	156,979	5,966,772
Fidelity National Information Services, Inc.	405,048	30,046,461
LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services (continued)
Visa, Inc. Class A	66,541	$18,570,262
Western Union Co.	173,239	2,421,881
		57,005,376
Diversified Telecommunication Services–2.46%
AT&T, Inc.	992,458	17,467,261
Verizon Communications, Inc.	664,895	27,898,994
		45,366,255
Electric Utilities–5.47%
Alliant Energy Corp.	95,510	4,813,704
American Electric Power Co., Inc.	230,240	19,823,664
Edison International	144,503	10,220,697
Entergy Corp.	51,243	5,415,360
Eversource Energy	94,786	5,665,359
Exelon Corp.	354,480	13,317,814
FirstEnergy Corp.	135,834	5,245,909
IDACORP, Inc.	24,956	2,318,163
NextEra Energy, Inc.	74,877	4,785,389
NRG Energy, Inc.	65,430	4,428,957
OGE Energy Corp.	97,922	3,358,725
PG&E Corp.	542,499	9,092,283
Pinnacle West Capital Corp.	56,416	4,215,968
PPL Corp.	168,065	4,626,829
Xcel Energy, Inc.	69,807	3,752,126
		101,080,947
Food & Staples Retailing–1.28%
Dollar General Corp.	117,984	18,412,583
Walgreens Boots Alliance, Inc.	245,619	5,327,476
		23,740,059
Food Products–2.13%
Conagra Brands, Inc.	208,689	6,185,542
General Mills, Inc.	65,231	4,564,213
Kraft Heinz Co.	774,474	28,578,091
		39,327,846
Gas Utilities–0.36%
New Jersey Resources Corp.	48,707	2,090,017
Southwest Gas Holdings, Inc.	26,215	1,995,748
UGI Corp.	102,530	2,516,086
		6,601,851
Health Care Equipment & Supplies–3.43%
Baxter International, Inc.	575,340	24,590,032
Koninklijke Philips NV	603,471	12,113,522
Medtronic PLC	305,140	26,592,951
		63,296,505
Health Care Providers & Services–5.21%
Cardinal Health, Inc.	187,965	21,033,283
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Cencora, Inc.	26,014	$6,321,142
Cigna Group	47,942	17,412,055
CVS Health Corp.	62,516	4,986,276
Elevance Health, Inc.	43,594	22,605,233
Humana, Inc.	26,340	9,132,605
Laboratory Corp. of America Holdings	68,049	14,865,985
		96,356,579
Hotels, Restaurants & Leisure–0.22%
McDonald's Corp.	8,823	2,487,645
Wendy's Co.	82,391	1,552,246
		4,039,891
Household Durables–1.73%
Garmin Ltd.	19,746	2,939,587
Leggett & Platt, Inc.	63,687	1,219,606
Newell Brands, Inc.	768,871	6,174,034
Panasonic Holdings Corp.	735,900	6,992,946
Sony Group Corp.	133,500	11,402,794
Whirlpool Corp.	27,104	3,242,452
		31,971,419
Household Products–0.27%
Kimberly-Clark Corp.	38,754	5,012,830
		5,012,830
Industrial Conglomerates–0.19%
Siemens AG	18,713	3,572,560
		3,572,560
Insurance–6.07%
American International Group, Inc.	467,859	36,572,538
Cincinnati Financial Corp.	28,993	3,600,061
Fidelity National Financial, Inc.	344,681	18,302,561
First American Financial Corp.	20,395	1,245,115
MetLife, Inc.	49,862	3,695,273
Old Republic International Corp.	124,730	3,831,705
Principal Financial Group, Inc.	48,799	4,211,842
Prudential Financial, Inc.	51,186	6,009,236
Prudential PLC	617,389	5,789,734
Unum Group	69,202	3,713,379
Willis Towers Watson PLC	91,272	25,099,800
		112,071,244
IT Services–1.05%
Cognizant Technology Solutions Corp. Class A	207,897	15,236,771
LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
International Business Machines Corp.	21,811	$4,165,029
		19,401,800
Leisure Products–0.39%
Hasbro, Inc.	127,386	7,199,857
		7,199,857
Life Sciences Tools & Services–0.85%
†Fortrea Holdings, Inc.	143,922	5,777,029
Thermo Fisher Scientific, Inc.	17,175	9,982,282
		15,759,311
Machinery–1.64%
CNH Industrial NV	566,614	7,343,317
Komatsu Ltd.	202,900	5,981,918
Stanley Black & Decker, Inc.	65,364	6,401,097
Westinghouse Air Brake Technologies Corp.	72,718	10,593,558
		30,319,890
Media–2.46%
Comcast Corp. Class A	532,032	23,063,587
Fox Corp. Class A	269,847	8,438,116
Interpublic Group of Cos., Inc.	146,384	4,776,510
Omnicom Group, Inc.	41,425	4,008,283
WPP PLC	553,120	5,261,034
		45,547,530
Metals & Mining–0.22%
Newmont Corp.	114,493	4,103,429
		4,103,429
Multiline Retail–0.32%
Alibaba Group Holding Ltd.	482,900	4,334,248
Kohl's Corp.	53,647	1,563,810
		5,898,058
Multi-Utilities–3.25%
Avista Corp.	35,569	1,245,626
Black Hills Corp.	33,853	1,848,374
CenterPoint Energy, Inc.	119,327	3,399,626
CMS Energy Corp.	71,943	4,341,041
Dominion Energy, Inc.	137,427	6,760,034
DTE Energy Co.	39,956	4,480,666
NiSource, Inc.	180,911	5,003,998
Northwestern Energy Group, Inc.	31,288	1,593,498
Public Service Enterprise Group, Inc.	158,090	10,557,250
Sempra	216,318	15,538,122
WEC Energy Group, Inc.	63,375	5,204,355
		59,972,590
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–6.65%
BP PLC	4,925,597	$30,816,882
Chevron Corp.	126,037	19,881,076
Enterprise Products Partners LP	464,134	13,543,430
Exxon Mobil Corp.	40,014	4,651,227
ONEOK, Inc.	84,431	6,768,833
Shell PLC	862,131	28,563,634
Suncor Energy, Inc.	387,884	14,316,799
Valero Energy Corp.	25,110	4,286,026
		122,827,907
Personal Products–1.07%
Unilever PLC ADR	394,267	19,788,261
		19,788,261
Pharmaceuticals–3.70%
AstraZeneca PLC	67,870	9,147,000
Bayer AG	283,522	8,696,102
Bristol-Myers Squibb Co.	61,470	3,333,518
Eli Lilly & Co.	16,653	12,955,368
Merck & Co., Inc.	21,492	2,835,869
Pfizer, Inc.	361,449	10,030,210
Sanofi SA	216,962	21,290,956
		68,289,023
Professional Services–2.86%
Leidos Holdings, Inc.	200,176	26,241,072
SS&C Technologies Holdings, Inc.	413,506	26,617,381
		52,858,453
Residential REITs–0.33%
Mid-America Apartment Communities, Inc.	46,545	6,124,391
		6,124,391
Semiconductors & Semiconductor Equipment–0.35%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	47,106	6,408,771
		6,408,771
Software–0.96%
Microsoft Corp.	42,088	17,707,263
		17,707,263
Specialized REITs–0.39%
Crown Castle, Inc.	67,952	7,191,360
		7,191,360
Specialty Retail–0.59%
Best Buy Co., Inc.	71,427	5,859,157
Ross Stores, Inc.	34,052	4,997,471
		10,856,628
LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–1.82%
HP, Inc.	153,306	$4,632,907
Samsung Electronics Co. Ltd. GDR	17,045	25,345,915
Seagate Technology Holdings PLC	39,940	3,716,417
		33,695,239
Textiles, Apparel & Luxury Goods–0.53%
Swatch Group AG	13,669	3,173,797
Tapestry, Inc.	138,306	6,566,769
		9,740,566
Tobacco–1.94%
Altria Group, Inc.	271,495	11,842,612
British American Tobacco PLC ADR	569,902	17,382,011
Philip Morris International, Inc.	73,190	6,705,668
		35,930,291
Trading Companies & Distributors–0.29%
MSC Industrial Direct Co., Inc. Class A	22,485	2,181,944
Watsco, Inc.	7,396	3,194,850
		5,376,794
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–0.01%
Rogers Communications, Inc. Class B	6,788	$278,125
		278,125
Total Common Stock (Cost $1,358,546,319)		1,687,262,436
PREFERRED STOCK–0.32%
Henkel AG & Co. KGaA 2.49%	73,886	5,938,537
Total Preferred Stock (Cost $5,812,460)		5,938,537

MONEY MARKET FUND–7.82%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	144,490,895	144,490,895
Total Money Market Fund (Cost $144,490,895)		144,490,895

TOTAL INVESTMENTS–99.46% (Cost $1,508,849,674)	1,837,691,868
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.54%	9,994,104
NET ASSETS APPLICABLE TO 85,004,692 SHARES OUTSTANDING–100.00%	$1,847,685,972

†Non-income producing.
LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
42	British Pound	$3,314,587	$3,361,874	6/17/24	$—	$(47,287)
41	Euro	5,546,019	5,621,157	6/17/24	—	(75,138)
48	Japanese Yen	4,011,300	4,144,027	6/17/24	—	(132,727)
					—	(255,152)
Equity Contracts:
20	Dow Jones U.S. Real Estate Index	696,400	690,367	6/21/24	6,033	—
29	E-mini Russell 2000 Index	3,111,555	3,036,009	6/21/24	75,546	—
134	E-mini S&P 500 Index	35,566,950	34,681,412	6/21/24	885,538	—
125	E-mini S&P MidCap 400 Index	38,467,500	37,366,793	6/21/24	1,100,707	—
103	Euro STOXX 50 Index	5,606,082	5,451,189	6/21/24	154,893	—
34	FTSE 100 Index	3,427,898	3,305,200	6/21/24	122,698	—
15	Nikkei 225 Index (OSE)	4,002,180	3,939,218	6/13/24	62,962	—
					2,408,377	—
Total Futures Contracts					$2,408,377	$(255,152)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
IT–Information Technology
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP BlackRock Dividend Value Managed Volatility Fund–5

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Dividend Value Managed Volatility Fund–6

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,687,262,436	$—	$—	$1,687,262,436
Preferred Stock	5,938,537	—	—	5,938,537
Money Market Fund	144,490,895	—	—	144,490,895
Total Investments	$1,837,691,868	$—	$—	$1,837,691,868
Derivatives:

Assets:
Futures Contracts	$2,408,377	$—	$—	$2,408,377
Liabilities:
Futures Contracts	$(255,152)	$—	$—	$(255,152)
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock Dividend Value Managed Volatility Fund–7